Average Annual Total Returns (Smaller Company Growth Trust)	12 Months Ended
May 01, 2011
Russell 2000 Growth Index
Average Annual Return:
One Year	29.09%
Since Inception	18.59%
Date of Inception	Oct. 06, 2008
Series I, Smaller Company Growth Trust
Average Annual Return:
One Year	25.04%
Since Inception	17.37%
Date of Inception	Nov. 13, 2009
Series II, Smaller Company Growth Trust
Average Annual Return:
One Year	24.85%
Since Inception	17.25%
Date of Inception	Nov. 13, 2009
Series NAV, Smaller Company Growth Trust
Average Annual Return:
One Year	25.12%
Since Inception	17.40%
Date of Inception	Oct. 06, 2008